Additional information on the consolidated statements of income (loss) - Disclosure of expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Additional Information on Consolidated Statements of Income (Loss) [Abstract]
Employee benefit expenses	$ 14,586	$ 19,177
Impairment of assets	49,558	35,711
Professional fees	4,631	4,907
Insurance costs	1,356	1,486
Amortization	965	906
Travel expenses	838	670
Communication and promotional expenses	758	642
Public company expenses	565	600
Rent and office expenses	427	414
Other, net	(196)	116
Expenses, by nature	$ 73,488	$ 64,629